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May 24, 2013	Abu Dhabi Barcelona Beijing Boston Brussels Chicago Doha Dubai Frankfurt Hamburg Hong Kong Houston London Los Angeles Madrid Milan	Moscow Munich New Jersey New York Orange County Paris Riyadh Rome San Diego San Francisco Shanghai Silicon Valley Singapore Tokyo Washington, D.C.

VIA EDGAR AND HAND DELIVERY

Larry Spirgel, Esq.

Assistant Director

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Evoke Pharma, Inc.
Confidential Draft Registration Statement on Form S-1
Filed April 19, 2013
CIK No. 0001403708

Dear Mr. Spirgel:

We are in receipt of the Staff’s letter dated May 16, 2013 with respect to the above-referenced confidential draft Registration Statement (the “Confidential Registration Statement”). We are responding to the Staff’s comments on behalf of Evoke Pharma, Inc. (“Evoke” or the “Company”) as set forth below. Simultaneously with the filing of this letter, Evoke is submitting via EDGAR a Registration Statement on Form S-1 (the “Registration Statement), responding to the Staff’s comments and updating the Confidential Registration Statement. Courtesy copies of this letter and the Registration Statement (marked to show changes thereto) are being submitted to the Staff by hand delivery.

Evoke’s responses set forth in this letter are numbered to correspond to the numbered comments in the Staff’s letter. All terms used but not defined herein have the meanings assigned to such terms in the Registration Statement. For ease of reference, we have set forth the Staff’s comments and Evoke’s response for each item below.

General

1.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Evoke’s Response: The Company respectfully advises the Staff that neither the Company nor anyone authorized to do so on the Company’s behalf has provided any written materials to potential investors in reliance on Section 5(d) of the Securities Act and no research reports about the Company have been published or distributed in reliance on Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the JOBS Act by any broker or dealer that is participating or will participate in the Company’s offering. If, following the date of this letter, any such materials are provided, published or distributed, the Company will supplementally provide such materials to the Commission.

2.	Please provide us proofs of all graphic, visual or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note that we may have comments regarding this material.

Evoke’s Response: The Company acknowledges the Staff’s comment and respectfully advises the Staff that it does not currently intend to include any graphic, visual or photographic information in the printed prospectus other than the graphics that are presently included in Registration Statement. If, following the date of this letter, the Company determines to include additional graphic, visual or photographic information in the printed prospectus, it will provide proofs to the Staff prior to its use.

3.	Please provide all exhibits as soon as practicable. We may have further comments upon examination of these exhibits.

Evoke’s Response: The Company acknowledges the Staff’s comment.

4.	We note that portions of Exhibit 10.10 have been omitted pursuant to a request for confidential treatment. We will deliver any comments on your confidential treatment request under separate cover. Please be aware that all confidential treatment issues must be resolved before we will consider a request for acceleration of effectiveness for the registration statement.

Evoke’s Response: The Company acknowledges the Staff’s comment.

Prospectus Summary, page 2

5.	Please revise your disclosure to provide an indication of the amount of time and funding needed to develop the EVK-001 product candidate into a commercially available product, including a brief discussion of the developmental and regulatory steps that are still necessary before potentially obtaining FDA approval.

Evoke’s Response: The Company has revised the disclosure on page 1 of the Registration Statement to indicate the development and regulatory steps required prior to seeking FDA approval, as well as the current estimated costs associated with completing required development activities for EVK-001. The Company has also disclosed the anticipated timing of its receipt of topline data from the planned Phase 3 clinical trial, which the Company respectfully advises the Staff is the most meaningful milestone to investors with respect to the development timeline for EVK-001.

Risks Related to Our Business, page 3

6.	Please revise this section to include a bullet point disclosing that, in addition to requiring substantial additional funding, this offering will be sufficient to fund your operations for only approximately 12 months after the date of this prospectus.

Evoke’s Response: The Company has revised the disclosure on page 3 of the Registration Statement in response to the Staff’s comment.

Risk Factors, page 9

Our business is entirely dependent on the success of a single product candidate…, page 9

7.	Please revise your disclosure under this risk factor to list specific potential adverse effects.

Evoke’s Response: The Company has revised the disclosure on page 9 of the Registration Statement in response to the Staff’s comment.

The terms of our secured debt facility require us to meet certain operating…, page 25

8.	Please update your disclosure to state that, as of January 31, 2013, you have drawn down the entire $3.0 million available under the Silicon Valley Bank facility.

Evoke’s Response: The Company has revised the disclosure throughout the Registration Statement, including on page 25, to indicate the entire $3.0 million available under the Silicon Valley Bank facility is outstanding as of March 31, 2013.

Use of Proceeds, page 33

9.	We note that you made an additional loan draw down of $2 million on the credit facility with Silicon Valley Bank in January 2013. Please disclose whether you intend to use the offering proceeds to repay debt.

Evoke’s Response: The Company respectfully advises the Staff that it does not currently intend to repay the outstanding debt with any offering proceeds.

10.	You disclose on page 77 that the company entered into retention agreements with Messrs. Gonyer and D’Onofrio pursuant to which they will be entitled to receive $225,000 and $130,000, respectively, in connection with certain retention events, including the consummation of a public equity financing. Please disclose whether the current offering is a retention event and whether you intend to use the offering proceeds to pay the retention bonuses.

Evoke’s Response: The Company respectfully advises the Staff that the current offering is a “retention event” under the retention agreements with Messrs. Gonyer and D’Onofrio, and the Company intends to use existing working capital, and not any offering proceeds, to pay such amounts following the consummation of the offering. The Company has revised the disclosure on page 78 of the Registration Statement to clarify that the offering is a “retention event.”

Management’s Discussion and Analysis…, page 40

Questcor Asset Purchase Agreement, page 40

11.	Please tell us and disclose the royalty payment period for EVK-001 per the Questcor Asset Purchase Agreement.

Evoke’s Response: The Company advises the Staff that the Company’s obligation to pay royalties to Questcor continues until the expiration of the last patent covering EVK-001, which is expected to occur in 2030. The Company has revised the disclosure throughout the Registration Statement in response to the Staff’s comment.

Liquidity and Capital Resources, page 45

12.	Please provide more detailed disclosure about your expected timing and costs of initiating your planned Phase 3 clinical trial.

Evoke’s Response: The Company has revised the disclosure on pages 45 and 46 of the Registration Statement in response to the Staff’s comment.

13.	Please revise this section to disclose your “burn rate” by discussing in greater detail your negative cash flow per month, or similar financial metric.

Evoke’s Response: The Company has revised the disclosure on page 46 of the Registration Statement to indicate the estimated costs associated with completing the development activities of EVK-001 prior to seeking regulatory approval of this product candidate. The Company respectfully advises the Staff that the Company believes that this additional disclosure, together with the existing disclosure on the length of time the estimated proceeds from the offering and existing cash and cash equivalents are expected to meet the Company’s anticipated cash requirements and the existing disclosure on the Company’s need to raise additional funds to complete the planned Phase 3 clinical trial and other development activities for EVK-001, provides investors sufficient information with respect to the Company’s capital requirements moving forward. The Company believes that any additional disclosure on projected negative cash flow per month or a similar financial metric would not be useful to investors, and would be inherently uncertain and potentially misleading.

14.	Please tell us and disclose the purpose of the additional loan draw down of $2 million made on the credit facility with Silicon Valley Bank in January 2013. We note that you disclose existing cash and cash equivalents at December 31, 2012 and estimated net proceeds from this offering will be sufficient to meet your cash requirements for approximately 12 months after the date of this prospectus. Please consider revising to reflect the additional $2 million borrowing in January 2013 on your line of credit.

Evoke’s Response: The Company advises the Staff that the purpose of the additional draw down of $2.0 million under the credit facility with Silicon Valley Bank was to fund working capital requirements. The Company has revised the disclosure throughout the Registration Statement, including on pages 45 and 46, to reflect the foregoing.

Business, page 49

Business Strategy, page 49

15.	In the second bullet point under this heading you state that part of your business strategy is to seek partnerships to accelerate and maximize the potential for your drug. Please revise your disclosure to discuss in greater detail the kinds of partnerships and with what type of entity or business these partnerships would be.

Evoke’s Response: The Company has revised the disclosure on page 49 of the Registration Statement in response to the Staff’s comment.

Phase 2b Safety Observations, page 57

16.	We note that adverse events occurred with the administering of EVK-001. Please detail all of the adverse events and the number of patients in which each event occurred. Please consider presenting such information in tabular form.

Evoke’s Response: The Company has revised the disclosure on pages 56 and 57 of the Registration Statement in response to the Staff’s comment.

Sales and Marketing, page 60

17.	Please expand your disclosure to explain what role “partners” would play in the development and commercialization of EVK-001 including whether this would include other drug development companies or marketing firms, for example.

Evoke’s Response: The Company has revised the disclosure on page 60 of the Registration Statement in response to the Staff’s comment.

Manufacturing, page 61

18.	Please expand your disclosure to discuss the contractual arrangements in place between you and the third-party consultants you use to manage your manufacturing contractors.

Evoke’s Response: The Company respectfully advises the Staff that the Company engages such third-party consultant on an as-needed, hourly basis to assist in the management of the Company’s manufacturing contractors, pursuant to a consulting agreement which is terminable at will by either party upon 30 days’ prior written notice. The Company supplementally advises the Staff that the Company does not believe it is substantially dependent on the services provided by the third-party consultant under this agreement as such services are not unique or proprietary to the consultant and can be replaced by alternative service providers should the agreement be terminated or should the need otherwise arise. In addition, as stated above the services are provided only on an as-needed basis (without firm commitments) and therefore the agreement does not represent a long-term financial commitment for the Company.

Employees, page 68

19.	You state that you have two full time employees and a “number of consultants.” Please expand your disclosure here and where appropriate to discuss the number, compensation and role of these consultants in your business.

Evoke’s Response: The Company has revised the disclosure on page 68 of the Registration Statement in response to the Staff’s comment.

Management, page 69

20.	We note the disclosure in Mr. D’Onofrio’s biography on page 69 that he has “developed and executed license and investment relationships across a wide collection of disease states and technologies with potential value approaching US$1 billion.” Please disclose the basis for the $1 billion value or remove the reference.

Evoke’s Response: The Company has revised the disclosure on page 69 of the Registration Statement to remove the reference to the value of such relationships in response to the Staff’s comment.

Executive and Director Compensation, page 76

Annual Cash Performance Bonus, page 77

21.	Please clarify whether the board of directors set the cash performance bonus criteria for 2012 and, if so, whether the criteria were met. It is not clear from your disclosure whether the decision to not pay a cash performance bonus was made prior to the time the performance period ended or whether the bonus would have been awarded but the board determined not to pay it.

Evoke’s Response: The Company has revised the disclosure on page 77 of the Registration Statement in response to the Staff’s comment.

Warrants, page 99

22.	Please revise your disclosure in prior sections that discuss your debt facility with Silicon Valley Bank to include discussion of the warrant issued to the bank in June 2012.

Evoke’s Response: The Company has revised the disclosure on page 45 of the Registration Statement in response to the Staff’s comment.

Financial Statements

Note 3, Fair Value Measurements, page F-11

23.	Please tell us and disclose the assumptions used to fair value the warrants issued in 2012 and the change in fair value of previously issued warrants.

Evoke’s Response: The Company has revised the disclosure on pages F-10 to F-12 of the Registration Statement in response to the Staff’s comment.

*     *     *

Any comments or questions regarding the foregoing should be directed to the undersigned at (858) 523-5435. Thank you in advance for your cooperation in connection with this matter.

Very truly yours,

/s/ Cheston J. Larson

Cheston J. Larson

of LATHAM & WATKINS LLP

Enclosures

cc:	Kathleen Krebs, Securities and Exchange Commission
Kate Beukenkamp, Securities and Exchange Commission
David A. Gonyer, R.Ph, Evoke Pharma, Inc.
Matthew T. Bush, Esq., Latham & Watkins LLP